Other Intangible Assets Major Classes (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 674,599	$ 643,977
Amortized intangible assets, accumulated amortization	(288,365)	(298,407)
Amortized intangible assets, accumulated impairment charge	(46,024)
Amortized intangible assets, net other intangible assets	340,210	345,570
Total Other Intangible Assets, gross carrying amount	915,055	874,408
Total Other Intangible Assets, accumulated impairment charge	(53,598)	(600)
Total Other Intangible Assets, net other intangible assets	573,092	575,401
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Indefinite-lived intangible assets, acquisitions	240,456	230,431
Indefinite-lived intangible assets, accumulated impairment charge	(7,574)	(600)
Indefinite-lived intangible assets, net other intangible assets	232,882	229,831
Formulae
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	230,140	234,483
Amortized intangible assets, accumulated amortization	(128,825)	(140,376)
Amortized intangible assets, accumulated impairment charge	(15,463)
Amortized intangible assets, net other intangible assets	$ 85,852	$ 94,107
Formulae | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	3 years
Formulae | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Customer-Related Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 370,255	$ 331,008
Amortized intangible assets, accumulated amortization	(122,772)	(114,469)
Amortized intangible assets, accumulated impairment charge	(30,363)
Amortized intangible assets, net other intangible assets	$ 217,120	$ 216,539
Customer-Related Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	3 years
Customer-Related Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	33 years	33 years
Trademarks and Trade Names
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 36,461	$ 30,742
Amortized intangible assets, accumulated amortization	(15,480)	(15,817)
Amortized intangible assets, net other intangible assets	$ 20,981	$ 14,925
Trademarks and Trade Names | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	5 years	5 years
Trademarks and Trade Names | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	40 years	40 years
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, gross carrying amount	$ 37,743	$ 47,744
Amortized intangible assets, accumulated amortization	(21,288)	(27,745)
Amortized intangible assets, accumulated impairment charge	(198)
Amortized intangible assets, net other intangible assets	$ 16,257	$ 19,999
Other Intangible Assets | Minimum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	2 years	2 years
Other Intangible Assets | Maximum
Intangible Assets by Major Class [Line Items]
Amortized intangible assets, amortization period	20 years	20 years